Stockholders' equity - Treasury stock activity (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Sep. 30, 2016
Equity, Class of Treasury Stock [Line Items]
Value of shares repurchased					$ 249	$ 251
Treasury stock (in shares)					36,185,858		34,647,153
Open market stock repurchases
Equity, Class of Treasury Stock [Line Items]
Shares repurchased			10,000,000	10,000,000
Value of shares repurchased			$ 249	$ 251
Share repurchase program ending no later than September 2016
Equity, Class of Treasury Stock [Line Items]
Cancellation of treasury shares (in shares)		46,595,000
Share repurchase program ending no later than September 2016 | Capital stock and additional paid-in capital
Equity, Class of Treasury Stock [Line Items]
Value of shares cancelled under the buyback program	$ 953
Share repurchase program ending no later than September 2016 | Maximum
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share buyback program								$ 4,000